Brokerage And Custodial Fees (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Brokerage fees	$ 3,106,059	$ 3,719,641	$ 9,768,873	$ 11,802,584	$ 15,348,114	$ 23,947,088	$ 37,951,047
Custodial fees	33	31	98	181	213	542	687
Total	3,106,092	3,719,672	9,768,971	11,802,765	$ 15,348,327	$ 23,947,630	$ 37,951,734
Brokerage fee rebates	$ 192,784	$ 90,008	$ 625,502	$ 224,464
Series 1 Units [Member]
Number of units outstanding for selling agents			0
Maximum [Member] | Series 1 Units [Member]
Percentage of gross proceeds paid to selling agents			9.50%
Percentage of rebate to all holders	9.50%	9.50%	9.50%	9.50%